Realignment Programs	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Realignment Programs
REALIGNMENT PROGRAMS
Beginning in 2009, we initiated realignment programs to reduce and optimize certain non-strategic manufacturing facilities and our overall cost structure by improving our operating efficiency, reducing redundancies, maximizing global consistency and driving improved financial performance, as well as expanding our efforts to optimize assets, respond to reduced orders and drive an enhanced customer-facing organization ("Realignment Programs"). These programs are substantially complete as we currently expect total Realignment Program charges will be approximately $93 million for approved plans, of which $91.2 million has been incurred through December 31, 2011.
The Realignment Programs consist of both restructuring and non-restructuring charges. Restructuring charges represent costs associated with the relocation of certain business activities, outsourcing of some business activities and facility closures. Non-restructuring charges are costs incurred to improve operating efficiency and reduce redundancies and primarily represent employee severance. Expenses are reported in COS or SG&A, as applicable, in our consolidated statements of income.
Charges, net of adjustments, related to our Realignment Programs were $4.8 million, $18.3 million and $68.1 million for year ended December 31, 2011, 2010 and 2009, respectively.
Generally, the aforementioned charges were or will be paid in cash, except for asset write-downs, which are non-cash charges. Asset write-down charges of $3.0 million, $6.4 million and $6.1 million were recorded during 2011, 2010 and 2009, respectively. The majority of remaining cash payments related to our Realignment Programs will be incurred by the end of 2012.
The restructuring reserve related to the Realignment Program was $1.0 million and $7.1 million at December 31, 2011 and 2010, respectively. Other than cash payments, there was no significant activity related to the restructuring reserve during 2011.
In addition, in connection with our previously announced IPD recovery plan, in the second quarter of 2011 we initiated new activities to optimize structural parts of IPD's business. We expect charges related to this program to be non-restructuring in nature and will approximate $9 million, of which $7.2 million was incurred in 2011 with the substantial majority recorded in COS.